Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Schedule of Related Party Transactions [Line items]
Due to related parties	$ 298,778		$ 9,236
Payment/ Lending Amount	6,388	$ 545,031
Borrowing/ Collecting Amount	$ 296,376	1,188,294
SAM WAI HONG [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	The Company’s Chairman of the Board of Directors Legal representative and executive director of Zhuhai Hengqin Aosi Cultural Communication Co., Ltd.
Due to related parties	$ 79,638		1,427
Payment/ Lending Amount	6,388	540,820
Borrowing/ Collecting Amount	$ 84,649	1,184,082
Huang Qiongshan [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	The Company’s Chief Financial Officer
Yi Zehua [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	Supervisor of Xiamen Liubenmu Cultural Media Co., Ltd.
Chen Yunting [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	The Company’s Chief Executive Officer Legal representative, executive director and manager of Xiamen Liubenmu Cultural Media Co., Ltd. Legal representative, executive director and manager of Smart Digital (Guangzhou) Times Culture Development Co., Ltd.
Due to related parties	$ 211,682
Payment/ Lending Amount		4,211
Borrowing/ Collecting Amount	$ 211,727	$ 4,211
Liu Xinbin [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	Supervisor of Smart Digital (Guangzhou) Times Culture Development Co., Ltd.
Guo Junting [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	Supervisor of Zhuhai Hengqin Aosi Cultural Communication Co., Ltd.
AOSI ADVERTISING & PRODUCTION [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	100% owned by SAM WAI HONG
Due to related parties	$ 7,421		7,809
Platinum International Entertainment Co., Ltd. [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	90% owned by SAM WAI HONG
Zibu Tang (Zhuhai) Food Co., Ltd. [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	50% owned by SAM WAI HONG
Zibu Tang Food Co., Ltd. [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	50% owned by SAM WAI HONG
CHINAINVEST INTERNATIONAL GROUP CO., LTD. [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	75% owned by SAM WAI HONG
Shuangying Group Co., Ltd. [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	75% owned by SAM WAI HONG
Zhuhai Hengqin Feitongxiaoke Cultural Communication Co., Ltd. [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	12.5% owned by SAM WAI HONG
Dream Home Design and Decoration Co., Ltd. [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	90% owned by SAM WAI HONG
Winwin Asia Group Co., Ltd. [Member]
Schedule of Related Party Transactions [Line items]
Nature of relationships with related parties	100% owned by SAM WAI HONG
Related Party [Member]
Schedule of Related Party Transactions [Line items]
Due to related parties	$ 298,778		$ 9,236